Share Capital (Details Narrative) (10-K)																					3 Months Ended		12 Months Ended
		Nov. 10, 2020 $ / shares shares	Nov. 02, 2020 $ / shares shares	May 10, 2020 $ / shares shares	May 02, 2020 $ / shares shares	Nov. 10, 2019 $ / shares shares	Nov. 02, 2019 $ / shares shares	Jul. 08, 2019 $ / shares shares	May 28, 2019	May 10, 2019 CAD ($)	May 10, 2019 USD ($) $ / shares shares	May 10, 2019 CAD ($) shares	May 02, 2019 USD ($) $ / shares shares	May 02, 2019 CAD ($) shares	May 02, 2019 USD ($) $ / shares shares	May 02, 2019 CAD ($) shares	Jan. 31, 2019 USD ($) $ / shares shares	Jan. 31, 2019 CAD ($) shares	Jan. 16, 2019 USD ($) $ / shares shares	Jan. 16, 2019 CAD ($) shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares		Dec. 31, 2018 $ / shares shares	Dec. 31, 2020 $ / shares	Nov. 10, 2020 $ / shares	Nov. 02, 2020 $ / shares	May 10, 2020 $ / shares	May 02, 2020 $ / shares	Nov. 10, 2019 $ / shares	Nov. 02, 2019 $ / shares	Jul. 08, 2019 $ / shares shares	May 10, 2019 CAD ($) $ / shares	May 02, 2019 $ / shares	Jan. 31, 2019 $ / shares	Jan. 16, 2019 $ / shares
Number of common stock issued shares | shares						48,791	86,739				38,974	38,974	73,853	73,853
Gross proceeds from issuance of shares | $																								$ 7,939,528
Warrant per share																							$ 2.38
Warrants term											5 years		5 years		5 years																				5 years	5 years
Number of common stock issued | $											$ 137,968		$ 260,585											$ 7,939,528
Common stock shares cancelled | shares	[1]																						18,421	37,500
Warrants to purchase common share | shares																							365,113
Share-based compensation expense | $																					$ 90,242	$ 99,586	$ 571,210	$ 401,869
Number of options | shares	[1]																						1,450,918	1,106,711		838,947
Weighted average exercise price	[1]																						$ 2.01	$ 1.35		$ 1.38
Stock option exercisable | shares																							1,161,726
Unrecognized compensation cost | $																							$ 275,150
Recognized over a period																							2 years
Stock Option Plan [Member]
Increase the number of authorized shares percentage									15.00%
Consultants [Member]
Number of common stock service rendering shares | shares																							100,237
Common Shares [Member]
Number of common stock service rendering shares | shares																								244,753
Common Shares [Member]
Number of common stock issued shares | shares		48,791	86,739	48,791	86,739																			247,368	[1]
Shares issued price per share		$ 3.66	$ 3.56	$ 3.42	$ 3.37
Number of common stock issued | $	[1]																							$ 325,689
Number of common stock service rendering shares | shares	[1]																				30,000	11,973	100,237	244,753
Convertible Debentures [Member]
Number of common stock issued shares | shares											105,263	105,263
Shares issued price per share											$ 3.56
Warrants term											60 months																								60 months
Convertible debentures | $											$ 372,634
Convertible Debentures One [Member]
Number of common stock issued shares | shares											1,453	1,453
Shares issued price per share											$ 3.56
Series A Preferred Stock [Member]
Shares issued price per share					$ 0.71	$ 3.61	$ 3.61
Preferred stock description													Additionally, the principal amount of the Series A Preferred share along with any unpaid dividends will automatically convert into Common Shares upon the earlier of (i) the Company issuing Equity Securities in a transaction or series of related transactions resulting in aggregate gross proceeds of at least CAD $5,000,000; (ii) the occurrence of a Liquidity Event; or (iii) at the Maturity Date i.e. May 2, 2024.	Additionally, the principal amount of the Series A Preferred share along with any unpaid dividends will automatically convert into Common Shares upon the earlier of (i) the Company issuing Equity Securities in a transaction or series of related transactions resulting in aggregate gross proceeds of at least CAD $5,000,000; (ii) the occurrence of a Liquidity Event; or (iii) at the Maturity Date i.e. May 2, 2024.
Common Class A Shares [Member] | Purchase Agreement [Member]
Number of common stock issued shares | shares																										5,263,158
Common Class A Shares One [Member] | Purchase Agreement [Member]
Number of common stock issued shares | shares																										105,263
CAD [Member]
Warrant per share																																			$ 9.50	$ 9.50
Number of common stock issued | $												$ 185,125		$ 350,800
Weighted average exercise price																											$ 2.56
CAD [Member] | Common Shares [Member]
Shares issued price per share																												$ 4.75	$ 4.75	$ 4.75	$ 4.75
CAD [Member] | Convertible Debentures [Member]
Shares issued price per share																																			4.75
Warrant per share																																			$ 9.50
Convertible debentures | $																																			$ 500,000
CAD [Member] | Convertible Debentures One [Member]
Shares issued price per share																																			$ 4.75
CAD [Member] | Series A Preferred Stock [Member]
Shares issued price per share																																$ 4.75	$ 4.75
Reverse Split [Member]
Number of common stock issued shares | shares					412,008	231,758	412,008				185,125	185,125
Number of reverse split shares | shares											857,480	857,480	350,800	350,800	857,480	857,480
Warrants to purchase common share | shares																							1,734,285
Number of common stock service rendering shares | shares																								1,162,577
Number of options | shares	[1]																						1,450,918
Weighted average exercise price	[1]																						$ 2.01
Stock option exercisable | shares	[1]																						1,161,726
Reverse Split [Member] | Consultants [Member]
Number of common stock service rendering shares | shares																							476,126
Reverse Split [Member] | Convertible Debentures [Member]
Number of common stock issued shares | shares											500,000	500,000
Shares issued price per share											$ 0.75
Reverse Split [Member] | Convertible Debentures One [Member]
Number of common stock issued shares | shares											6,904	6,904
Shares issued price per share											$ 0.75
Reverse Split [Member] | Series A Preferred Stock [Member]
Number of common stock issued shares | shares		231,758	412,008	231,758
Shares issued price per share		$ 0.77	$ 0.75	$ 0.72		$ 0.76	$ 0.76
Reverse Split [Member] | Common Class A Shares [Member] | Purchase Agreement [Member]
Number of common stock issued shares | shares																										25,000,000
Reverse Split [Member] | Common Class A Shares One [Member] | Purchase Agreement [Member]
Number of common stock issued shares | shares																										500,000
Reverse Split [Member] | CAD [Member]
Warrant per share																											0.50								2.00	2.00
Weighted average exercise price																											$ 2.56
Reverse Split [Member] | CAD [Member] | Convertible Debentures [Member]
Shares issued price per share																																			1.00
Warrant per share																																			2.00
Reverse Split [Member] | CAD [Member] | Convertible Debentures One [Member]
Shares issued price per share																																			1.00
Reverse Split [Member] | CAD [Member] | Series A Preferred Stock [Member]
Shares issued price per share																												$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Share Issuance Costs [Member]
Number of reverse split shares | shares											180,522	180,522			180,522	180,522
Number of common stock issued | $											$ 766,970				$ 766,970
Warrant issued | $
Share Issuance Costs [Member] | CAD [Member]
Warrant per share																																			9.50	$ 9.50
Number of common stock issued | $												$ 1,029,121				$ 1,029,121
Non-Brokered Private Placement [Member]
Number of common stock issued shares | shares																	26,316	26,316	210,526	210,526
Gross proceeds from issuance of shares | $																	$ 47,550		$ 264,191
Shares issued price per share																	$ 1.8		$ 1.24
Warrants term																			36 months																			36 months
Non-Brokered Private Placement [Member] | CAD [Member]
Gross proceeds from issuance of shares | $																		$ 62,500		$ 350,000
Shares issued price per share | (per share)																			$ 1.66																		$ 2.38
Warrant per share																			$ 2.38
Non-Brokered Private Placement [Member] | Reverse Split [Member]
Number of reverse split shares | shares																	125,000	125,000	1,000,000	1,000,000
Shares issued price per share																	$ 0.38		$ 0.26
Non-Brokered Private Placement [Member] | Reverse Split [Member] | CAD [Member]
Shares issued price per share																																					$ 0.50	$ 0.35
Warrant per share																																						$ 0.50
Brokered and Non-Brokered Private Placement [Member]
Number of common stock issued shares | shares											779,474	779,474	1,371,789	1,371,789
Gross proceeds from issuance of shares | $											$ 2,759,353		$ 4,840,291
Shares issued price per share											$ 3.56		$ 3.56		$ 3.56
Warrants term													5 years		5 years																					5 years
Preferred stock dividend percentage											12.00%	12.00%	12.00%	12.00%
Brokered and Non-Brokered Private Placement [Member] | Series A Preferred Stock [Member]
Preferred stock description											Additionally, the principal amount of the Series A Preferred share along with any unpaid dividends will automatically convert into Common Shares upon the earlier of (i) the Company issuing Equity Securities in a transaction or series of related transactions resulting in aggregate gross proceeds of at least $5,000,000; (ii) the occurrence of a Liquidity Event; or (iii) at the Maturity Date i.e. May 10, 2024.	Additionally, the principal amount of the Series A Preferred share along with any unpaid dividends will automatically convert into Common Shares upon the earlier of (i) the Company issuing Equity Securities in a transaction or series of related transactions resulting in aggregate gross proceeds of at least $5,000,000; (ii) the occurrence of a Liquidity Event; or (iii) at the Maturity Date i.e. May 10, 2024.
Brokered and Non-Brokered Private Placement [Member] | CAD [Member]
Gross proceeds from issuance of shares | $												$ 3,702,500		$ 6,516,000
Shares issued price per share																																			4.75	$ 4.75
Warrant per share																																			9.50	9.50
Brokered and Non-Brokered Private Placement [Member] | CAD [Member] | Minimum [Member]
Gross proceeds from issuance of shares | $										$ 5,000,000				$ 5,000,000
Brokered and Non-Brokered Private Placement [Member] | Reverse Split [Member]
Number of reverse split shares | shares											3,702,500	3,702,500	6,516,000	6,516,000
Shares issued price per share											$ 0.75		$ 0.75		$ 0.75
Brokered and Non-Brokered Private Placement [Member] | Reverse Split [Member] | CAD [Member]
Shares issued price per share																																			1.00	1.00
Warrant per share																																			2.00	2.00
Share Issuance Costs [Member] | Reverse Split [Member] | CAD [Member]
Warrant per share																																			$ 2.00	$ 2.00
May 10 Private Placement [Member]
Number of common stock issued shares | shares								5,263
Shares issued price per share								$ 3.66
Warrants term								5 years																										5 years
Common stock shares cancelled | shares								5,263
Warrants to purchase common share | shares								5,263																										5,263
May 10 Private Placement [Member] | CAD [Member]
Shares issued price per share																																		$ 4.75
May 10 Private Placement [Member] | CAD [Member] | Series A Preferred Stock [Member]
Warrant per share																																		$ 9.50
May 10 Private Placement [Member] | Reverse Split [Member]
Number of common stock issued shares | shares								25,000
Shares issued price per share								$ 0.77
Common stock shares cancelled | shares								25,000
Warrants to purchase common share | shares								25,000																										25,000
May 10 Private Placement [Member] | Reverse Split [Member] | CAD [Member]
Shares issued price per share																																		$ 1.00
May 10 Private Placement [Member] | Reverse Split [Member] | CAD [Member] | Series A Preferred Stock [Member]
Warrant per share																																		$ 2.00

[1]	reflects the 1:4.75 reverse stock split effected on November 29, 2020.